Cash and Cash Equivalents and Deposits in Banks	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Cash and Cash Equivalents and Deposits in Banks
4.	Cash and Cash Equivalents and Deposits in Banks

Cash and cash equivalents and deposits in banks at the reporting date are as follows:

(In millions of won)
	December 31, 2016		December 31, 2017
Current assets
Cash and cash equivalents
Demand deposits	~~W~~	1,558,696	2,602,560
Deposits in banks
Time deposits	~~W~~	1,091,364	685,238
Restricted cash (*)		72,386	72,840

	~~W~~	1,163,750	758,078

Non-current assets
Deposits in banks
Restricted cash (*)	~~W~~	13	11

	~~W~~	2,722,459	3,360,649

(*)	Restricted cash includes mutual growth fund to aid LG Group’s second and third-tier suppliers, pledge to enforce investment plans according to the receipt of subsidies from Gumi city and Gyeongsangbuk-do and others.